Shareholder Report, Line Graph (Details) - USD ($)												2 Months Ended	6 Months Ended	12 Months Ended
	Oct. 16, 2024	Nov. 29, 2023	Apr. 15, 2021	Apr. 14, 2021	Mar. 04, 2021	Dec. 27, 2019	Sep. 30, 2019	Sep. 13, 2019	Aug. 30, 2019	Mar. 18, 2016	Nov. 13, 2015	Dec. 31, 2024	Dec. 31, 2014	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
C000159198
Account Value [Line Items]
Line Graph and Table Measure Name														Quantified Alternative Investment Fund
Account Value										$ 10,000		$ 12,288		$ 12,288	$ 11,845	$ 11,628	$ 12,709	$ 11,443	$ 11,385	$ 10,421	$ 11,515	$ 10,036
C000129685
Account Value [Line Items]
Line Graph and Table Measure Name													Quantified Alternative Investment Fund
Account Value												12,161	$ 10,000	$ 12,161	11,642	11,369	12,374	11,072	10,962	9,977	10,951	9,478	$ 9,538
C000213660
Account Value [Line Items]
Line Graph and Table Measure Name														Quantified Common Ground Fund
Account Value						$ 10,000						$ 16,784		$ 16,784	15,277	13,315	15,169	11,478	10,010
C000253435
Account Value [Line Items]
Line Graph and Table Measure Name												Quantified Eckhardt Managed Futures Strategy Fund
Account Value	$ 10,000											$ 10,110		$ 10,110
C000213662
Account Value [Line Items]
Line Graph and Table Measure Name														Quantified Evolution Plus Fund
Account Value							$ 10,000					9,702		$ 9,702	8,457	8,373	11,020	9,624	9,804
C000245743
Account Value [Line Items]
Line Graph and Table Measure Name														Quantified Global Fund
Account Value		$ 10,000										11,084		$ 11,084	10,240
C000226634
Account Value [Line Items]
Line Graph and Table Measure Name														Quantified Government Income Tactical Fund
Account Value			$ 10,000									7,543		$ 7,543	7,445	8,396	10,695
C000159195
Account Value [Line Items]
Line Graph and Table Measure Name														Quantified Managed Income Fund
Account Value										10,000		9,873		$ 9,873	9,846	9,690	10,165	10,292	11,415	10,407	10,813	10,361
C000129682
Account Value [Line Items]
Line Graph and Table Measure Name													Quantified Managed Income Fund
Account Value												10,283	$ 10,000	$ 10,283	10,179	9,955	10,379	10,449	11,509	10,417	10,757	10,240	9,660
C000159197
Account Value [Line Items]
Line Graph and Table Measure Name														Quantified Market Leaders Fund
Account Value										$ 10,000		21,757		$ 21,757	19,715	17,225	22,683	20,153	14,678	11,694	13,607	11,717
C000129684
Account Value [Line Items]
Line Graph and Table Measure Name													Quantified Market Leaders Fund
Account Value												21,481	$ 10,000	21,481	19,344	16,818	22,010	19,427	14,084	11,171	12,910	11,050	9,365
C000213664
Account Value [Line Items]
Line Graph and Table Measure Name									Quantified Pattern Recognition Fund
Account Value									$ 10,000			16,393		$ 16,393	13,803	12,124	14,875	11,111	11,150
C000226637
Account Value [Line Items]
Line Graph and Table Measure Name														Quantified Rising Dividend Tactical Fund
Account Value				$ 10,000								9,883		$ 9,883	8,565	7,571	11,114
C000161884
Account Value [Line Items]
Line Graph and Table Measure Name														Quantified STF Fund
Account Value											$ 10,000	37,746		$ 37,746	29,213	18,167	33,938	26,475	15,011	12,977	14,027	8,358	9,810
C000161885
Account Value [Line Items]
Line Graph and Table Measure Name														Quantified STF Fund
Account Value											$ 10,000	39,759		$ 39,759	30,598	18,905	35,107	27,218	15,339	13,176	14,157	8,381	9,811
C000213666
Account Value [Line Items]
Line Graph and Table Measure Name														Quantified Tactical Fixed Income Fund
Account Value								$ 10,000				7,727		$ 7,727	7,808	8,355	10,848	11,182	10,132
C000225736
Account Value [Line Items]
Line Graph and Table Measure Name														Quantified Tactical Sectors Fund
Account Value					$ 10,000							7,840		$ 7,840	6,874	6,043	8,341
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value										$ 10,000		33,518		33,518	26,811	21,230	25,925	20,143	17,013	12,939	13,532	11,107
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value												34,254	$ 10,000	34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138
S&P Composite 1500 TR
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value						$ 10,000						19,323		19,323	15,589	12,425	15,112	11,765	9,977
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000											10,095		10,095
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value							$ 10,000					21,489		21,489	17,188	13,611	16,621	12,914	10,907
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value			$ 10,000									9,372		9,372	9,256	8,771	10,083
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Account Value										$ 10,000		11,099		11,099	10,962	10,388	11,942	12,129	11,282	10,377	10,376	10,021
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Account Value												11,432	$ 10,000	11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055
Morningstar Aggressive Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name										Morningstar Aggressive Target Risk Index
Account Value										$ 10,000		23,146		23,146	20,574	17,391	20,686	17,635	15,571	12,367	13,467	11,043
MSCI ACWI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI ACWI Net
Account Value												24,183	$ 10,000	24,183	20,583	16,843	20,633	17,406	14,972	11,826	13,056	10,531	9,763
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name									S&P 500 Index
Account Value									$ 10,000			21,891		21,891	17,510	13,865	16,932	13,155	11,111
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value				$ 10,000								15,087		15,087	12,068	9,556	11,669
NASDAQ 100 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name											Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value											$ 10,000	50,968		50,968	40,488	26,099	38,599	30,272	20,334	14,581	14,575	10,960	10,216
NASDAQ 100 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name											Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value											$ 10,000	50,968		50,968	40,488	26,099	38,599	30,272	20,334	14,581	14,575	10,960	10,216
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Account Value								$ 10,000				9,984		9,984	9,861	9,344	10,742	10,910	10,148
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					$ 10,000							16,540		16,540	13,230	10,476	12,793
MSCI ACWI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Net
Account Value		$ 10,000										12,356		12,356	10,516
MSCI ACWI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI ACWI Net
Account Value										$ 10,000		24,804		24,804	21,111	17,276	21,162	17,852	15,356	12,130	13,391	10,802
Morningstar Aggressive Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name													Morningstar Aggressive Target Risk Index
Account Value												22,715	$ 10,000	22,715	20,190	17,066	20,300	17,306	15,280	$ 12,136	$ 13,215	$ 10,837	$ 9,733
50/50 S&P 500/Bloomberg Aggregate Bond
Account Value [Line Items]
Line Graph and Table Measure Name									50/50 S&P 500/Bloomberg Aggregate Bond
Account Value									$ 10,000			$ 14,890		$ 14,890	$ 13,218	$ 11,436	$ 13,496	$ 11,964	$ 10,526